Commitment and Contingencies - Noncancelable Purchase Commitments (Details) $ in Millions	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	$ 119
2022	112
2023	104
2024	79
2025	2
Total future minimum payments	$ 416